Office Properties and Equipment, net (FY) (Details) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Office Properties and Equipment [Abstract]
Office properties and equipment, gross			$ 6,398	$ 5,630
Less accumulated depreciation			(3,615)	(3,388)
Office properties and equipment, net	$ 2,714		2,783	2,242
Depreciation expense	$ 170	$ 171	227	241
Land [Member]
Office Properties and Equipment [Abstract]
Office properties and equipment, gross			572	572
Office Buildings and Improvements [Member]
Office Properties and Equipment [Abstract]
Office properties and equipment, gross			3,268	3,264
Rights of Use Assets [Member]
Office Properties and Equipment [Abstract]
Office properties and equipment, gross			727	0
Furniture, Fixtures and Equipment [Member]
Office Properties and Equipment [Abstract]
Office properties and equipment, gross			$ 1,831	$ 1,794